COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
13.	COMMITMENTS AND CONTINGENCIES

(a)	Capital and Other Commitments
As of September 30, 2021, the Company had capital commitments contracted for but not incurred for the construction and acquisition of property and equipment for Studio City totaling $434,808. In accordance with the Studio City land concession and the extension granted by the Macau government as announced by Studio City International in May 2021, the land on which Studio City is located must be fully developed by December 27, 2022.

(b)	Guarantee
As of September 30, 2021, except as disclosed in Note 8 and the maturity date of the Trade Credit Facility which was further extended from August 31, 2021 to August 31, 2023, there was no significant change to the guarantee as disclosed in the Company’s consolidated financial statements as of December 31, 2020.

(c)	Litigation
As of September 30, 2021, the Company was a party to certain legal proceedings which relate to matters arising out of the ordinary course of its business. Management believes that the outcomes of such proceedings have no material impacts on the Company’s condensed consolidated financial statements as a whole.